Financial assets and liabilities - Summary of reconciliation of liabilities arising from financing activities (Detail) - USD ($) $ in Thousands					1 Months Ended	12 Months Ended
	Apr. 01, 2022	Mar. 18, 2022	Mar. 10, 2022	Mar. 02, 2022	Jan. 20, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Amounts at beginning of year						$ 539,786	$ 451,413
Proceeds from borrowings (1)						358,093	201,728	$ 234,728
Borrowings interest (Note 11.2) (2)						50,660	47,923	34,163
Payment of borrowings costs						(3,326)	(2,259)	(1,274)
Payment of borrowings interest		$ (754)	$ (724)	$ (3,053)		(54,636)	(43,756)	(32,438)
Payment of borrowings principal	$ (6,250)				$ (50,600)	(284,695)	(98,761)	(90,233)
Amortized cost (Note 11.3) (2)						4,164	2,811
Remeasurement in borrowings (Note 11.3) (2)						19,163
Changes in foreign exchange rate (2)						(21,346)	(16,203)
Amounts at end of year						610,973	539,786	$ 451,413
Term loan [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from borrowings (1)						361,203	198,618
Borrowings principal [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Payment of borrowings interest						(54,636)	(43,756)
Payment of borrowings principal						$ (284,695)	$ (98,761)